INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Industrial Income Fund
                     INVESCO VIF - Small Company Growth Fund
                         INVESCO VIF - Total Return Fund
                          INVESCO VIF - High Yield Fund
                          INVESCO VIF - Utilities Fund

                   Supplement to Prospectus dated May 1, 1997
                        As Supplemented December 19, 1997

The section of above Funds' prospectus entitled "Management" is amended to (1) delete the eighteenth paragraph and (2) insert the following new paragraph in its place:

                  Out of the advisory fee which it receives from each Fund, INVESCO pays that Fund's sub-adviser a monthly subadvisory fee. No fee is paid by any Fund to its subadviser. The subadvisory fees for the Industrial Income and Total Return Funds are each computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of each Fund's average net assets, 0.325% on the next $500 million of each Fund's average net assets and 0.275% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of each Fund's average net assets, 0.2167% on the next $500 million of each Fund's average net assets, and 0.1833% on each Fund's average net assets in excess of $1 billion. The subadvisory fees for the Small Company Growth Fund is computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $200 million of the Fund's average net assets and 0.20% on the Fund's average net assets in excess of $200 million; and effective January 1, 1998, 0.25% on the first $350 million of the Fund's average net assets, 0.2167% on the next $350 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $700 million. The subadvisory fees for the High Yield and Utilities Funds are each computed at the following annual rates: prior to January 1, 1998, 0.300% on the first $500 million of each Fund's average net assets, 0.275% on the next $500 million of each Fund's average net assets and 0.225% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.20% on the first $500 million of each Fund's average net assets, 0.1833% on the next $500 million of each Fund's average net assets, and 0.15% on each Fund's average net assets in excess of $1 billion.

The date of this Supplement is December 31, 1997.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Industrial Income Fund
                         INVESCO VIF - Total Return Fund
                          INVESCO VIF - High Yield Fund

                   Supplement to Prospectus dated May 1, 1997
                           As Supplemented May 1, 1997

The section of above Funds' prospectus entitled "Management" is amended to (1) delete the thirteenth paragraph and (2) insert the following new paragraph in its place:

                  Out of the advisory fee which it receives from each Fund, INVESCO pays that Fund's sub-adviser a monthly subadvisory fee. No fee is paid by any Fund to its subadviser. The subadvisory fees for the Industrial Income and Total Return Funds are each computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of each Fund's average net assets, 0.325% on the next $500 million of each Fund's average net assets and 0.275% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of each Fund's average net assets, 0.2167% on the next $500 million of each Fund's average net assets, and 0.1833% on each Fund's average net assets in excess of $1 billion. The subadvisory fees for the High Yield Fund is computed at the following annual rates: prior to January 1, 1998, 0.300% on the first $500 million of the Fund's average net assets, 0.275% on the next $500 million of the Fund's average net assets and 0.225% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.20% on the first $500 million of the Fund's average net assets, 0.1833% on the next $500 million of the Fund's average net assets, and 0.15% on the Fund's average net assets in excess of $1 billion.

The date of this Supplement is December 31, 1997.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Industrial Income Fund
                         INVESCO VIF - Total Return Fund

                   Supplement to Prospectus dated May 1, 1997
                           As Supplemented May 1, 1997

The section of above Funds' prospectus entitled "Management" is amended to (1) delete the twelfth paragraph and (2) insert the following new paragraph in its place:

                  Out of the advisory fee which it receives from each Fund, INVESCO pays that Fund's sub-adviser a monthly subadvisory fee. No fee is paid by any Fund to its subadviser. The subadvisory fees for the Industrial Income and Total Return Funds are each computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of each Fund's average net assets, 0.325% on the next $500 million of each Fund's average net assets and 0.275% on each Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of each Fund's average net assets, 0.2167% on the next $500 million of each Fund's average net assets, and 0.1833% on each Fund's average net assets in excess of $1 billion.

The date of this Supplement is December 31, 1997.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Industrial Income Fund
                          INVESCO VIF - Utilities Fund

                   Supplement to Prospectus dated May 1, 1997
                           As Supplemented May 1, 1997

The section of above Funds' prospectus entitled "Management" is amended to (1) delete the eleventh paragraph and (2) insert the following new paragraph in its place:

                  Out of the advisory fee which it receives from each Fund, INVESCO pays that Fund's sub-adviser a monthly subadvisory fee. No fee is paid by any Fund to its subadviser. The subadvisory fees for the Industrial Income Fund is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion. The subadvisory fees for the Utilities Fund is computed at the following annual rates: prior to January 1, 1998, 0.300% on the first $500 million of the Fund's average net assets, 0.275% on the next $500 million of the Fund's average net assets and 0.225% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.20% on the first $500 million of the Fund's average net assets, 0.1833% on the next $500 million of the Fund's average net assets, and 0.15% on the Fund's average net assets in excess of $1 billion.

The date of this Supplement is December 31, 1997.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Industrial Income Fund

                   Supplement to Prospectus dated May 1, 1997
                           As Supplemented May 1, 1997

The section of above Funds' prospectus entitled "Management" is amended to (1) delete the ninth paragraph and (2) insert the following new paragraph in its place:

                  Out of the advisory fee which it receives from the Fund, INVESCO pays the Fund's sub-adviser a monthly subadvisory fee. No fee is paid by the Fund to its subadviser. The subadvisory fees for the Industrial Income Fund is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion.

The date of this Supplement is December 31, 1997.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Industrial Income Fund
                          INVESCO VIF - High Yield Fund

                   Supplement to Prospectus dated May 1, 1997
                           As Supplemented May 1, 1997

The section of above Funds' prospectus entitled "Management" is amended to (1) delete the tenth paragraph and (2) insert the following new paragraph in its place:

                  Out of the advisory fee which it receives from each Fund, INVESCO pays that Fund's sub-adviser a monthly subadvisory fee. No fee is paid by any Fund to its subadviser. The subadvisory fees for the Industrial Income Fund is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion. The subadvisory fees for the High Yield Fund is computed at the following annual rates: prior to January 1, 1998, 0.300% on the first $500 million of the Fund's average net assets, 0.275% on the next $500 million of the Fund's average net assets and 0.225% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.20% on the first $500 million of the Fund's average net assets, 0.1833% on the next $500 million of the Fund's average net assets, and 0.15% on the Fund's average net assets in excess of $1 billion.

The date of this Supplement is December 31, 1997.

                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - Industrial Income Fund
                       INVESCO VIF - Health Sciences Fund
                          INVESCO VIF - Technology Fund

                   Supplement to Prospectus dated May 1, 1997
                           As Supplemented May 1, 1997

The section of above Funds' prospectus entitled "Management" is amended to (1) delete the twelfth paragraph and (2) insert the following new paragraph in its place:

                  Out of the advisory fee which it receives from each Fund, INVESCO pays that Fund's sub-adviser a monthly subadvisory fee. No fee is paid by any Fund to its subadviser. The subadvisory fees for the Industrial Income Fund is computed at the following annual rates: prior to January 1, 1998, 0.375% on the first $500 million of the Fund's average net assets, 0.325% on the next $500 million of the Fund's average net assets and 0.275% on the Fund's average net assets in excess of $1 billion; and effective January 1, 1998, 0.25% on the first $500 million of the Fund's average net assets, 0.2167% on the next $500 million of the Fund's average net assets, and 0.1833% on the Fund's average net assets in excess of $1 billion. The subadvisory fees for the Health Science and Technology Funds are each computed at the following annual rates: prior to January 1, 1998, 0.25% on the first $200 million of each Fund's average net assets and 0.20% on each Fund's average net assets in excess of $200 million; and effective January 1, 1998, 0.25% on the first $350 million of each Fund's average net assets, 0.2167% on the next $350 million of each Fund's average net assets, and 0.1833% on each Fund's average net assets in excess of $700 million.

The date of this Supplement is December 31, 1997.